Cover	Feb. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2026
Entity File Number	000-55976
Entity Registrant Name	OZOP ENERGY SOLUTIONS, INC.
Entity Central Index Key	0001679817
Entity Tax Identification Number	35-2540672
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	55 Ronald Reagan Blvd.
Entity Address, City or Town	Warwick
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10990
City Area Code	(845)
Local Phone Number	544-5112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false